UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:_____________________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place
         Boston, MA 02217

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person signing this report on behalf of reporting manager:

Name:  Philip A. Littlehale

Title: Manager-Reporting & Controls

Phone: 617-572-5011

Signature, Place, and Date of Signing:

/s/Philip A. Littlehale  200 Berkeley Steet, Boston, MA 02217   May 15, 2007
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type (Check only One): [ ] 13F HOLDINGS REPORT
                              [ ] 13F NOTICE
                              [x] 13F COMBINATION REPORT

List of other managers reporting for this manager:

      Form 13F File Number       Name
      28-03222                   John Hancock Advisors, Inc.
      28-03673                   Sovereign Asset Management Corporation

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of other included managers:      1

Form 13F information table entry total: 14

Form 13F information table value total: 56,999,316

List of other included managers:

No. Form 13F File Number Name

1 028-11519 Manulife Financial Corporation

John Hancock Mutual Life Insurance Company
March 31, 2007

         Item 1         Item 2   Item 3          Item 4        Item 5            Item 6           Item 7            Item 8
-----------------------------------------------------------------------------------------------------------------------------------
                                             Fair Market  Principal or    Investment Discretion    Manager  Voting Athrty-Shares
     Name of Issuer     Class   Cusip              Value   # of Shares  Sole  Shared/Aff Shared/Oth         Sole    Shared  None
AMR Corp                common  001765 10 6    1,920,696        63,160             X                 1      63,160
ALCATEL-LUCENT          common  013904 30 5           24             2             X                 1           2
AMPEX                   common  032092 30 6      180,902         9,320             X                 1       9,320
Cisco                   common  17275R 10 2      532,888        20,873             X                 1              20,873
Enerplus Resources      common  29274D 60 4   12,852,094       304,552             X                 1     304,552
Hawaiian Holdings       common  419879 10 1    1,678,923       534,689             X                 1     534,689
Lily Eli & Co           common  532457 10 8       75,395         1,404             X                 1       1,404
Navistar Intl Corp      common  63934E 10 8    1,439,865        31,997             X                 1      31,997
Portland Gen Elec Co    common  736508 84 7    4,014,224       137,662             X                 1     137,662
Range Resources         common  541509 30 3    8,301,239       248,689             X                 1     248,689
SAVVIS INC              common  805423 30 8      282,492         5,900             X                 1               5,900
UAL Corp                common  902549 80 7   24,131,096       632,532             X                 1     632,532
U S AIRWAYS GROUP INC   common  90341W 10 8    1,475,690        32,447             X                 1      32,447
Velocity Express Corp   common  92257T 60 8      113,789       104,393             X                 1     104,393
                                              ----------     ---------                                   ---------  ------
TOTALS                  14                    56,999,316     2,127,620                                   2,100,847  26,773